Stockholder's Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholder's Equity
Authorized shares of common stock	1,000,000	1,000,000
Common stock, shares issued	1,000,000	1,000,000
Common stock, shares outstanding	1,000,000	1,000,000
Common stock, average par value (in dollars per share)	$ 5	$ 5
Dividends paid	$ 97,000	$ 101,000	$ 115,800